Document and Entity Information	May 22, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	STIFEL FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000720672
Document Type	8-K
Document Period End Date	May 22, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-09305
Entity Tax Identification Number	43-1273600
Entity Address, Address Line One	501 N. Broadway
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63102-2188
City Area Code	(314)
Local Phone Number	342-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.15 par value per share
Trading Symbol	SF
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series B
Trading Symbol	SF-PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.125% Non-Cumulative Preferred Stock, Series C
Trading Symbol	SF-PC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 4.50% Non-Cumulative Preferred Stock, Series D
Trading Symbol	SF-PD
Security Exchange Name	NYSE
M 5.20 Senior Notes Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.20% Senior Notes due 2047
Trading Symbol	SFB
Security Exchange Name	NYSE